First Trust Nasdaq Transportation ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	99 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Nasdaq US Smart Transportation(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.74%	9.02%	8.85%
Nasdaq US Benchmark(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.48%	14.04%	14.52%
Nasdaq US Benchmark Industrial Transportation(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.86%	11.36%	13.31%
First Trust Nasdaq Transportation ETF
Prospectus [Line Items]
Average Annual Return, Percent		17.02%	8.59%	8.31%
Performance Inception Date	Sep. 20, 2016
First Trust Nasdaq Transportation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.98%	7.96%	7.69%
First Trust Nasdaq Transportation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.05%	6.47%	6.38%